OLSHAN

OLSHAN GRUNDMAN FROME ROSENZWEIG & WOLOSKY LLP

August 29, 2006	PARK AVENUE TOWER 65 EAST 55TH STREET NEW YORK, NEW YORK 10022 TELEPHONE: 212.451.2300 FACSIMILE: 212.451.2222 WWW.OLSHANLAW.COM DIRECT DIAL: 212.451.2230 EMAIL: MNEIDELL@OLSHANLAW.COM

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Dear Sir or Madam:

On behalf of Lone Star Steakhouse & Saloon, Inc. (“Lone Star”), transmitted herewith via the Securities and Exchange Commission’s EDGAR system for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is Lone Star’s preliminary Proxy Statement on Schedule 14A and form of proxy (together, the “Proxy Materials”) that will be mailed to Lone Star stockholders as soon as possible after September 8, 2006 in connection with a special meeting of Lone Star stockholders.

Pursuant to Rule 0-11(c)(1) of the Exchange Act, Lone Star caused the fee required to be paid in connection with filing the Proxy Materials of $65,664 to be deposited by wire transfer into the account of the Securities and Exchange Commission at Mellon Bank. Lone Star’s CIK number is 0000883670.

A copy of this letter, together with a copy of the Proxy Materials, is being delivered to Nasdaq.

Please direct any questions or comments to Steven Wolosky (at 212-451-2333), Kenneth A. Schlesinger (at 212-451-2252) or the undersigned (at 212-451-2230).

Sincerely,
/s/ Michael R. Neidell

cc: Nasdaq

NEW JERSEY OFFICE

2001 ROUTE 46 / SUITE 202

PARSIPPANY, NEW JERSEY 07054

TELEPHONE: 973.331.7200

FACSIMILE: 973.331.7222